RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain of the Master Trust investments are managed by the investment division of State Street and by Fidelity Management and Research Company, an affiliate of the Plans’ recordkeeper. The BP Stock Fund holds investments in BP ADS. Purchases and sales of BP ADS during 2025 amounted to $116 million and $187 million, respectively. The BP ADS held within the BP Stock Fund earned dividends of $38 million for the year ended December 31, 2025.
The Plans also issue loans to participants, which are secured by the vested balances in the participants' accounts. These transactions qualify as exempt party-in-interest transactions under ERISA.
BP Partnership Savings Plan (Plan No. 051)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain of the Master Trust investments are managed by the investment division of State Street and by Fidelity Management and Research Company, an affiliate of the Plans’ recordkeeper. The BP Stock Fund holds investments in BP ADS. Purchases and sales of BP ADS during 2025 amounted to $116 million and $187 million, respectively. The BP ADS held within the BP Stock Fund earned dividends of $38 million for the year ended December 31, 2025.
The Plans also issue loans to participants, which are secured by the vested balances in the participants' accounts. These transactions qualify as exempt party-in-interest transactions under ERISA.
BP DirectSave Plan (Plan No. 052)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain of the Master Trust investments are managed by the investment division of State Street and by Fidelity Management and Research Company, an affiliate of the Plans’ recordkeeper. The BP Stock Fund holds investments in BP ADS. Purchases and sales of BP ADS during 2025 amounted to $116 million and $187 million, respectively. The BP ADS held within the BP Stock Fund earned dividends of $38 million for the year ended December 31, 2025.
The Plans also issue loans to participants, which are secured by the vested balances in the participants' accounts. These transactions qualify as exempt party-in-interest transactions under ERISA.
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain of the Master Trust investments are managed by the investment division of State Street and by Fidelity Management and Research Company, an affiliate of the Plans’ recordkeeper. The BP Stock Fund holds investments in BP ADS. Purchases and sales of BP ADS during 2025 amounted to $116 million and $187 million, respectively. The BP ADS held within the BP Stock Fund earned dividends of $38 million for the year ended December 31, 2025.
The Plans also issue loans to participants, which are secured by the vested balances in the participants' accounts. These transactions qualify as exempt party-in-interest transactions under ERISA.
Archaea Employee Savings Plan (Plan No. 101)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain of the Master Trust investments are managed by the investment division of State Street and by Fidelity Management and Research Company, an affiliate of the Plans’ recordkeeper. The BP Stock Fund holds investments in BP ADS. Purchases and sales of BP ADS during 2025 amounted to $116 million and $187 million, respectively. The BP ADS held within the BP Stock Fund earned dividends of $38 million for the year ended December 31, 2025.
The Plans also issue loans to participants, which are secured by the vested balances in the participants' accounts. These transactions qualify as exempt party-in-interest transactions under ERISA.